Consolidated Statements of Operations and Comprehensive Loss - Schedule of Net Financial Result (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Financial Result [Abstract]
Interest income	€ 1,845,428	€ 3,196,813	€ 3,804,827
Interest expenses	(2,692)	(885)	(16,538)
Interest on lease liabilities	(36,547)	(19,770)	(19,090)
Financial result	1,806,189	3,176,159	3,769,199
Foreign exchange income	4,217,941	6,876,161	5,529,389
Foreign exchange expense	(9,070,144)	(3,205,926)	(7,371,261)
Foreign exchange result	(4,852,203)	3,670,235	(1,841,872)
Result of expected credit loss adjustment on marketable securities	2,446	103,285	313,240
Result from the revaluation of pre-funded warrants at fair value	5,681,489
Other financial result	5,683,935	103,285	313,240
Net financial result	€ 2,637,922	€ 6,949,680	€ 2,240,566